United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:                  6/30/01

Check here if Amendment [      ];          Amendment Number _____
    This Amendment (Check only one)        [    ] is a restatement.
                                           [    ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:         Union Heritage Capital Management
Address:      211 W. Fort Street, Suite 615
              Detroit, MI  48226

Form 13F File Number:      28-06379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manger:

Name:         Derrick Batts
Title:        President
Phone:        313 963-8824

Signature, Place, and Date of Signing


Derrick Batts                       Detroit, MI                    8/9/01
-------------------------        -------------------            -------------
      [Signature]                  [City, State]                   [Date]

Report Type   (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report
[   ]   13F Holdings Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).
[   ]   13F Combination Report.  (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).


                             13F INFORMATION TABLE




                           TITLE OF    VALUE                        SHARES     MARKET         INVESTMENT       OTHER      VOTING
NAME OF ISSUER             CLASS       CUSIP         SHARES         AMOUNT     VALUE          DISCRETION       MANAGERS   AUTHORITY
--------------             -----       -----         ------         ------     -----          ----------       --------   ---------

Abbot Labs                 Common      002824100     48.0100       93,000    4,464,930.000    Discretionary    None       Shared
Alliant Techsystems        Common      018804104     89.9000       15,000    1,348,500.000    Discretionary    None       Shared
Amback Fin'l               Common      023139108     58.2000       28,500    1,658,700.000    Discretionary    None       Shared
American Express           Common      025816109     38.8000       39,600    1,536,480.000    Discretionary    None       Shared
Amgen                      Common      031162100     60.6875       14,600      886,037.500    Discretionary    None       Shared
Anheuser Busch             Common      035229103     41.2000       43,200    1,779,840.000    Discretionary    None       Shared
Applied Materials          Common      038222105     49.0938       11,400      559,669.320    Discretionary    None       Shared
Avon Products              Common      054303102     46.2800      118,079    5,464,696.120    Discretionary    None       Shared
Bank America               Common      060505104     60.0300       13,000      780,390.000    Discretionary    None       Shared
Becton Dickinson           Common      075887109     35.7900       61,200    2,190,348.000    Discretionary    None       Shared
Briggs & Stratton          Common      109043109     42.1000       23,000      968,300.000    Discretionary    None       Shared
Bristol Myers Squibb       Common      110122108     52.3000       48,300    2,526,090.000    Discretionary    None       Shared
Catalina Marketing         Common      148867104     30.5100      132,100    4,030,371.000    Discretionary    None       Shared
Cisco Systems              Common      17275R102     18.2031      127,000    2,311,793.700    Discretionary    None       Shared
Coca Cola Co.              Common      191216100     45.0000       23,054    1,037,430.000    Discretionary    None       Shared
Colgate Palmolive          Common      194162103     58.9900       11,000      648,890.000    Discretionary    None       Shared
Computer Associates        Common      204912109     36.0000       66,450    2,392,200.000    Discretionary    None       Shared
Crane Co.                  Common      224399109     31.0000        2,700       83,700.000    Discretionary    None       Shared
CSG Systems                Common      126349109     58.0000       61,100    3,543,800.000    Discretionary    None       Shared
Dell Computers             Common      247025109     26.1500      198,500    5,190,775.000    Discretionary    None       Shared
Delta Airlines             Common      247361108     44.0800       29,200    1,287,136.000    Discretionary    None       Shared
Dollar Tree Stores         Common      256747106     27.8400       22,900      637,536.000    Discretionary    None       Shared
Dupont                     Common      263534109     48.2400       30,100    1,452,024.000    Discretionary    None       Shared
Eastman Kodak              Common      277461109     46.6800       14,000      653,520.000    Discretionary    None       Shared
Eaton Corporation          Common      278058102     70.1000       41,200    2,888,120.000    Discretionary    None       Shared
EMC Corp.                  Common      268648102     29.0500       20,000      581,000.000    Discretionary    None       Shared
Equifax                    Common      294429105     36.6800       49,400    1,811,992.000    Discretionary    None       Shared
Ethan Allen Interiors      Common      297302104     32.5000       12,000      390,000.000    Discretionary    None       Shared
Federal Nat'l Mtg Assn     Common      313586109     85.1500       27,600    2,350,140.000    Discretionary    None       Shared
First Union                Common      337358105     34.9400       15,600      545,064.000    Discretionary    None       Shared
Ford Motor                 Common      345370100     24.5500       10,845      266,244.750    Discretionary    None       Shared
Gannett, Inc.              Common      364730101     65.9000       34,700    2,286,730.000    Discretionary    None       Shared
Gap, Inc.                  Common      364760108     29.0000       28,000      812,000.000    Discretionary    None       Shared
General Motors             Common      370442105     64.3500       71,400    4,594,590.000    Discretionary    None       Shared
Guidant                    Common      401698105     36.0000       12,000      432,000.000    Discretionary    None       Shared
IBM                        Common      459200101    113.0000       30,600    3,457,800.000    Discretionary    None       Shared
IMS Health                 Common      449934108     28.5000      101,200    2,884,200.000    Discretionary    None       Shared
Intel Corp.                Common      458140100     29.2500      110,000    3,217,500.000    Discretionary    None       Shared
Interpublic Group          Common      460690100     29.3500        4,068      119,395.800    Discretionary    None       Shared
Kemet Corp.                Common      488360108     20.0938       26,700      536,504.460    Discretionary    None       Shared
Kimberly-Clark             Common      494368103     55.9000       78,606    4,394,075.400    Discretionary    None       Shared
Lexmark Int'l              Common      529771107     67.2500       12,200      820,450.000    Discretionary    None       Shared
Maytag                     Common      578592107     29.2600       43,300    1,266,958.000    Discretionary    None       Shared
MBNA Corp.                 Common      55262L100     32.9500      170,927    5,632,044.650    Discretionary    None       Shared
McGraw Hill                Common      580645109     66.1500        8,800      582,120.000    Discretionary    None       Shared
Merck & Co.                Common      589331107     63.9100       66,800    4,269,188.000    Discretionary    None       Shared
Mettler Toledo             Common      592688105     43.2500       47,200    2,041,400.000    Discretionary    None       Shared
Millipore                  Common      601073109     61.9800       22,700    1,406,946.000    Discretionary    None       Shared
National City Corp.        Common      635405103     30.7800       48,400    1,489,752.000    Discretionary    None       Shared
Oracle Corp.               Common      68389X105     19.0000      151,000    2,869,000.000    Discretionary    None       Shared
Patterson Dental           Common      703412106     33.0000       66,966    2,209,878.000    Discretionary    None       Shared
Pitney Bowes               Common      724479100     42.1200      103,074    4,341,476.880    Discretionary    None       Shared
Plantronics                Common      727493108     23.1500       67,900    1,571,885.000    Discretionary    None       Shared
PPG Industries             Common      693506107     52.5700       30,100    1,582,357.000    Discretionary    None       Shared
Providian Fin'l            Common      74406A102     59.2000       32,800    1,941,760.000    Discretionary    None       Shared
Ralston Purina             Common      751277302     30.0200      190,000    5,703,800.000    Discretionary    None       Shared
Raymond James              Common      754730109     30.6000       71,412    2,185,207.200    Discretionary    None       Shared
Safeway, Inc.              Common      786514208     48.0000       43,931    2,108,688.000    Discretionary    None       Shared
Schering-Plough            Common      806605101     36.2400      117,900    4,272,696.000    Discretionary    None       Shared
Superior Industries        Common      370442105     38.2969       90,600    3,469,699.140    Discretionary    None       Shared
Texas Instruments          Common      882508104     31.9000       47,800    1,524,820.000    Discretionary    None       Shared
United Technologies        Common      913017109     73.2656       44,000    3,223,686.400    Discretionary    None       Shared
Verizon Communications     Common      92343V104     53.5000       13,800      738,300.000    Discretionary    None       Shared
Waters Corp.               Common      941848103     27.6100       26,400      728,904.000    Discretionary    None       Shared


Totals                                                                 2,871.40   3,418,912       134,981,529.320




